Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets [Abstract]
Accrued expenses	$ 249	$ 269
Share based compensation	94	99
Net operating loss carryforwards	15,412	13,397
Income tax credit carryforwards	1,725	1,630
Property and equipment, net	218	154
Intangible assets	730	685
Capitalized R&D	3,949	2,842
Other, net	213	453
Total deferred tax assets	22,590	19,529
Valuation allowance	(22,575)	(19,486)
Total deferred tax assets, net of allowance	15	43
Deferred tax liabilities [Abstract]
Other	(15)	(43)
Total deferred tax liability	(15)	(43)
Net deferred tax assets (liability)	$ 0	$ 0